Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund

Shares	Description	Value (†)
Common Stocks — 53.3% of Net Assets
	Aerospace & Defense — 1.1%
302	AAR Corp.(a)	$17,727
834	Boeing Co.(a)	124,525
210	General Electric Co.	36,074
56	L3Harris Technologies, Inc.	13,858
49	Lockheed Martin Corp.	26,757
123	Moog, Inc., Class A	23,198
18	Northrop Grumman Corp.	9,162
273	RTX Corp.	33,030
144	Woodward, Inc.	23,629
		307,960
	Air Freight & Logistics — 0.3%
375	Expeditors International of Washington, Inc.	44,625
41	FedEx Corp.	11,228
230	GXO Logistics, Inc.(a)	13,756
65	United Parcel Service, Inc., Class B	8,714
		78,323
	Automobile Components — 0.5%
54	Aptiv PLC(a)	3,069
1,038	BorgWarner, Inc.	34,908
788	Dana, Inc.	6,044
822	Magna International, Inc.	32,444
1,835	Mobileye Global, Inc., Class A(a)	24,974
238	Visteon Corp.(a)	21,480
		122,919
	Automobiles — 1.4%
2,588	General Motors Co.	131,367
945	Tesla, Inc.(a)	236,108
111	Thor Industries, Inc.	11,553
		379,028
	Banks — 3.1%
496	Ameris Bancorp	30,747
806	Atlantic Union Bankshares Corp.	30,467
879	Banc of California, Inc.	13,501
2,750	Bank of America Corp.	115,005
1,887	Citigroup, Inc.	121,089
181	Citizens Financial Group, Inc.	7,624
282	East West Bancorp, Inc.	27,492
36	First Citizens BancShares, Inc., Class A	69,745
897	First Financial Bancorp	22,945
1,486	Fulton Financial Corp.	26,911
503	International Bancshares Corp.	30,814
430	JPMorgan Chase & Co.	95,426
130	PNC Financial Services Group, Inc.	24,475
230	Regions Financial Corp.	5,490
469	SouthState Corp.	45,742
643	Truist Financial Corp.	27,681
276	U.S. Bancorp	13,333
482	Webster Financial Corp.	24,968
1,626	Wells Fargo & Co.	105,560
		839,015
	Beverages — 0.9%
80	Boston Beer Co., Inc., Class A(a)	23,286
544	Coca-Cola Co.	35,529
1,160	Keurig Dr. Pepper, Inc.	38,222
2,011	Monster Beverage Corp.(a)	105,939
186	PepsiCo, Inc.	30,891
		233,867
	Biotechnology — 1.3%
189	AbbVie, Inc.	38,531
Shares	Description	Value (†)
	Biotechnology — continued
338	Alnylam Pharmaceuticals, Inc.(a)	$90,107
53	Amgen, Inc.	16,968
253	BioMarin Pharmaceutical, Inc.(a)	16,670
385	CRISPR Therapeutics AG(a)	17,860
279	Gilead Sciences, Inc.	24,781
246	Halozyme Therapeutics, Inc.(a)	12,440
98	Incyte Corp.(a)	7,264
143	Neurocrine Biosciences, Inc.(a)	17,199
85	Regeneron Pharmaceuticals, Inc.(a)	71,247
100	Sarepta Therapeutics, Inc.(a)	12,600
43	United Therapeutics Corp.(a)	16,081
16	Vertex Pharmaceuticals, Inc.(a)	7,616
		349,364
	Broadline Retail — 1.2%
309	Alibaba Group Holding Ltd., ADR	30,276
1,498	Amazon.com, Inc.(a)	279,227
192	eBay, Inc.	11,042
155	Ollie's Bargain Outlet Holdings, Inc.(a)	14,234
		334,779
	Building Products — 0.8%
62	Carlisle Cos., Inc.	26,178
134	Carrier Global Corp.	9,744
721	Fortune Brands Innovations, Inc.	60,081
49	Lennox International, Inc.	29,526
591	Masco Corp.	47,227
154	Owens Corning	27,226
161	Trex Co., Inc.(a)	11,407
		211,389
	Capital Markets — 3.2%
1,321	Bank of New York Mellon Corp.	99,551
51	BlackRock, Inc.	50,032
87	Cboe Global Markets, Inc.	18,581
1,657	Charles Schwab Corp.	117,365
118	CME Group, Inc.	26,592
95	FactSet Research Systems, Inc.	43,136
71	Goldman Sachs Group, Inc.	36,763
742	Intercontinental Exchange, Inc.	115,655
404	Janus Henderson Group PLC	16,689
83	KKR & Co., Inc.	11,474
127	Morgan Stanley	14,764
76	MSCI, Inc.	43,411
928	Nasdaq, Inc.	68,598
47	Northern Trust Corp.	4,724
63	S&P Global, Inc.	30,263
586	SEI Investments Co.	43,809
892	State Street Corp.	82,778
44	T. Rowe Price Group, Inc.	4,834
78	Virtus Investment Partners, Inc.	16,877
		845,896
	Chemicals — 1.0%
44	Air Products & Chemicals, Inc.	13,663
279	Celanese Corp.	35,146
1,412	Corteva, Inc.	86,019
67	DuPont de Nemours, Inc.	5,560
88	Ecolab, Inc.	21,624
223	HB Fuller Co.	16,319
154	Innospec, Inc.	16,598
73	Linde PLC	33,299
184	Minerals Technologies, Inc.	13,854

Shares	Description	Value (†)
	Chemicals — continued
27	Sherwin-Williams Co.	$9,687
243	Stepan Co.	17,579
		269,348
	Commercial Services & Supplies — 0.2%
114	MSA Safety, Inc.	18,918
246	RB Global, Inc.	20,846
36	Waste Management, Inc.	7,771
		47,535
	Communications Equipment — 0.2%
267	Ciena Corp.(a)	16,957
75	F5, Inc.(a)	17,541
26	Motorola Solutions, Inc.	11,683
		46,181
	Construction & Engineering — 0.3%
251	AECOM	26,807
64	Comfort Systems USA, Inc.	25,026
53	EMCOR Group, Inc.	23,642
		75,475
	Construction Materials — 0.1%
28	Martin Marietta Materials, Inc.	16,586
70	Vulcan Materials Co.	19,175
		35,761
	Consumer Finance — 0.8%
2,434	Ally Financial, Inc.	85,312
94	American Express Co.	25,387
634	Capital One Financial Corp.	103,209
143	Synchrony Financial	7,885
		221,793
	Consumer Staples Distribution & Retail — 1.0%
221	BJ's Wholesale Club Holdings, Inc.(a)	18,725
52	Casey's General Stores, Inc.	20,489
50	Costco Wholesale Corp.	43,709
1,959	Kroger Co.	109,253
160	Sprouts Farmers Market, Inc.(a)	20,549
44	Target Corp.	6,602
702	Walmart, Inc.	57,529
		276,856
	Containers & Packaging — 0.2%
229	Crown Holdings, Inc.	21,423
370	Sonoco Products Co.	19,432
		40,855
	Distributors — 0.1%
326	Genuine Parts Co.	37,392
	Diversified Consumer Services — 0.2%
54	Duolingo, Inc.(a)	15,820
134	Grand Canyon Education, Inc.(a)	18,373
272	Service Corp. International	22,209
		56,402
	Diversified REITs — 0.1%
652	American Assets Trust, Inc.	17,571
	Diversified Telecommunication Services — 0.3%
2,005	AT&T, Inc.	45,193
380	Iridium Communications, Inc.	11,146
849	Verizon Communications, Inc.	35,768
		92,107
	Electric Utilities — 0.5%
384	Alliant Energy Corp.	23,040
311	Evergy, Inc.	18,797
221	Eversource Energy	14,553
Shares	Description	Value (†)
	Electric Utilities — continued
166	Exelon Corp.	$6,524
378	FirstEnergy Corp.	15,812
147	IDACORP, Inc.	15,211
774	PPL Corp.	25,201
206	Xcel Energy, Inc.	13,763
		132,901
	Electrical Equipment — 0.4%
91	Eaton Corp. PLC	30,174
179	Emerson Electric Co.	19,380
51	GE Vernova, Inc.(a)	15,385
342	nVent Electric PLC	25,503
125	Regal Rexnord Corp.	20,817
		111,259
	Electronic Equipment, Instruments & Components — 0.8%
174	Advanced Energy Industries, Inc.	18,884
308	Amphenol Corp., Class A	20,642
364	Avnet, Inc.	19,733
293	Cognex Corp.	11,787
201	Coherent Corp.(a)	18,580
63	Fabrinet(a)	15,181
908	Knowles Corp.(a)	15,727
55	Littelfuse, Inc.	13,455
363	TE Connectivity PLC	53,514
19	Teledyne Technologies, Inc.(a)	8,651
20	Zebra Technologies Corp., Class A(a)	7,639
		203,793
	Energy Equipment & Services — 0.1%
475	ChampionX Corp.	13,404
1,030	NOV, Inc.	15,975
237	Schlumberger NV	9,497
		38,876
	Entertainment — 1.4%
82	Electronic Arts, Inc.	12,370
254	Netflix, Inc.(a)	192,032
43	Take-Two Interactive Software, Inc.(a)	6,954
1,278	Walt Disney Co.	122,943
4,847	Warner Bros. Discovery, Inc.(a)	39,406
		373,705
	Financial Services — 2.3%
453	Block, Inc.(a)	32,761
1,176	Corebridge Financial, Inc.	37,361
571	Fiserv, Inc.(a)	113,001
604	Global Payments, Inc.	62,641
33	Jack Henry & Associates, Inc.	6,004
78	Mastercard, Inc., Class A	38,968
1,202	MGIC Investment Corp.	30,098
566	PayPal Holdings, Inc.(a)	44,884
679	Visa, Inc., Class A	196,808
342	Voya Financial, Inc.	27,463
77	WEX, Inc.(a)	13,290
		603,279
	Food Products — 0.5%
175	Campbell Soup Co.	8,164
326	General Mills, Inc.	22,175
50	Hershey Co.	8,879
148	Ingredion, Inc.	19,648
203	Kellanova	16,372
644	Kraft Heinz Co.	21,548

Shares	Description	Value (†)
	Food Products — continued
134	McCormick & Co., Inc.	$10,484
359	Mondelez International, Inc., Class A	24,584
		131,854
	Gas Utilities — 0.2%
110	Atmos Energy Corp.	15,266
410	New Jersey Resources Corp.	18,815
258	ONE Gas, Inc.	18,387
		52,468
	Ground Transportation — 0.4%
465	CSX Corp.	15,643
70	Norfolk Southern Corp.	17,530
107	Ryder System, Inc.	15,652
33	Saia, Inc.(a)	16,124
98	Uber Technologies, Inc.(a)	7,061
47	Union Pacific Corp.	10,907
137	XPO, Inc.(a)	17,883
		100,800
	Health Care Equipment & Supplies — 0.9%
18	Align Technology, Inc.(a)	3,690
1,015	Baxter International, Inc.	36,235
84	Becton Dickinson & Co.	19,622
83	Edwards Lifesciences Corp.(a)	5,562
76	GE HealthCare Technologies, Inc.	6,639
152	Intuitive Surgical, Inc.(a)	76,584
192	LeMaitre Vascular, Inc.	16,971
234	Merit Medical Systems, Inc.(a)	23,086
60	Penumbra, Inc.(a)	13,732
50	ResMed, Inc.	12,123
77	Stryker Corp.	27,434
62	Zimmer Biomet Holdings, Inc.	6,629
		248,307
	Health Care Providers & Services — 1.3%
232	Acadia Healthcare Co., Inc.(a)	9,904
107	Cardinal Health, Inc.	11,612
1,375	Centene Corp.(a)	85,607
37	Chemed Corp.	19,989
67	Cigna Group	21,092
887	CVS Health Corp.	50,080
47	Elevance Health, Inc.	19,071
21	HCA Healthcare, Inc.	7,534
204	HealthEquity, Inc.(a)	17,391
111	Henry Schein, Inc.(a)	7,796
15	Humana, Inc.	3,867
31	Labcorp Holdings, Inc.	7,076
31	McKesson Corp.	15,518
391	Select Medical Holdings Corp.	12,543
107	UnitedHealth Group, Inc.	60,402
		349,482
	Health Care REITs — 0.1%
225	Welltower, Inc.	30,348
	Health Care Technology — 0.4%
1,432	Doximity, Inc., Class A(a)	59,772
292	Veeva Systems, Inc., Class A(a)	60,978
		120,750
	Hotel & Resort REITs — 0.0%
240	Host Hotels & Resorts, Inc.	4,138
	Hotels, Restaurants & Leisure — 1.0%
440	Aramark	16,645
4	Booking Holdings, Inc.	18,705
200	Chipotle Mexican Grill, Inc.(a)	11,154
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
162	Marriott Vacations Worldwide Corp.	$12,479
98	McDonald's Corp.	28,627
781	Starbucks Corp.	76,303
378	Travel & Leisure Co.	18,072
49	Wingstop, Inc.	14,097
653	Yum China Holdings, Inc.	28,804
269	Yum! Brands, Inc.	35,282
		260,168
	Household Durables — 0.3%
361	KB Home	28,338
111	Meritage Homes Corp.	20,113
123	PulteGroup, Inc.	15,932
379	Taylor Morrison Home Corp.(a)	25,962
		90,345
	Household Products — 0.4%
204	Church & Dwight Co., Inc.	20,382
82	Colgate-Palmolive Co.	7,684
539	Energizer Holdings, Inc.	17,286
413	Procter & Gamble Co.	68,219
		113,571
	Independent Power & Renewable Electricity Producers — 0.1%
522	AES Corp.	8,608
655	Clearway Energy, Inc., Class A	17,449
		26,057
	Industrial Conglomerates — 0.1%
57	3M Co.	7,323
66	Honeywell International, Inc.	13,575
		20,898
	Industrial REITs — 0.1%
101	Prologis, Inc.	11,407
511	Rexford Industrial Realty, Inc.	21,917
		33,324
	Insurance — 1.8%
46	Allstate Corp.	8,580
1,314	American International Group, Inc.	99,706
143	Arch Capital Group Ltd.(a)	14,094
90	Arthur J Gallagher & Co.	25,308
340	Assured Guaranty Ltd.	28,376
69	Chubb Ltd.	19,488
261	First American Financial Corp.	16,743
156	Hanover Insurance Group, Inc.	23,139
152	Hartford Financial Services Group, Inc.	16,787
65	Marsh & McLennan Cos., Inc.	14,186
117	Prudential Financial, Inc.	14,330
332	Reinsurance Group of America, Inc.	70,079
230	Selective Insurance Group, Inc.	20,889
113	Travelers Cos., Inc.	27,791
293	Willis Towers Watson PLC	88,542
		488,038
	Interactive Media & Services — 2.6%
1,027	Alphabet, Inc., Class A	175,730
1,394	Alphabet, Inc., Class C	240,730
463	Meta Platforms, Inc., Class A	262,789
420	Yelp, Inc.(a)	14,339
		693,588
	IT Services — 0.6%
80	Accenture PLC, Class A	27,586
226	Cognizant Technology Solutions Corp., Class A	16,857
169	International Business Machines Corp.	34,936

Shares	Description	Value (†)
	IT Services — continued
559	Kyndryl Holdings, Inc.(a)	$12,795
746	Shopify, Inc., Class A(a)	58,345
		150,519
	Leisure Products — 0.1%
805	Mattel, Inc.(a)	16,406
	Life Sciences Tools & Services — 0.9%
49	Agilent Technologies, Inc.	6,385
996	Avantor, Inc.(a)	22,281
65	Danaher Corp.	15,968
431	Illumina, Inc.(a)	62,124
421	IQVIA Holdings, Inc.(a)	86,650
83	Repligen Corp.(a)	11,145
51	Thermo Fisher Scientific, Inc.	27,862
		232,415
	Machinery — 1.2%
116	AGCO Corp.	11,581
36	Caterpillar, Inc.	13,543
305	Deere & Co.	123,430
88	Dover Corp.	16,661
134	Fortive Corp.	9,572
358	Graco, Inc.	29,159
30	Illinois Tool Works, Inc.	7,834
251	ITT, Inc.	35,170
149	Oshkosh Corp.	15,234
25	Parker-Hannifin Corp.	15,852
140	SPX Technologies, Inc.(a)	20,089
251	Terex Corp.	12,979
158	Toro Co.	12,716
		323,820
	Media — 0.8%
251	Charter Communications, Inc., Class A(a)	82,230
1,843	Comcast Corp., Class A	80,484
475	Interpublic Group of Cos., Inc.	13,965
317	Liberty Broadband Corp., Class C(a)	25,620
206	Omnicom Group, Inc.	20,806
		223,105
	Metals & Mining — 0.3%
331	Alcoa Corp.	13,270
85	Carpenter Technology Corp.	12,707
871	Cleveland-Cliffs, Inc.(a)	11,306
165	Freeport-McMoRan, Inc.	7,428
295	Newmont Corp.	13,405
78	Reliance, Inc.	22,335
325	U.S. Steel Corp.	12,626
		93,077
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,231	Annaly Capital Management, Inc.	23,401
	Multi-Utilities — 0.1%
168	Consolidated Edison, Inc.	17,082
70	DTE Energy Co.	8,695
43	WEC Energy Group, Inc.	4,108
		29,885
	Office REITs — 0.4%
900	COPT Defense Properties	28,980
2,157	Easterly Government Properties, Inc.	29,249
766	Highwoods Properties, Inc.	25,691
403	Kilroy Realty Corp.	16,209
		100,129
	Oil, Gas & Consumable Fuels — 2.4%
1,240	Antero Midstream Corp.	17,819
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
596	Antero Resources Corp.(a)	$15,424
2,131	APA Corp.	50,292
270	Chevron Corp.	40,181
570	CNX Resources Corp.(a)	19,397
895	ConocoPhillips	98,038
224	Devon Energy Corp.	8,664
36	Diamondback Energy, Inc.	6,364
741	EOG Resources, Inc.	90,372
146	Expand Energy Corp.	12,369
624	Exxon Mobil Corp.	72,871
56	Hess Corp.	7,531
809	Kinder Morgan, Inc.	19,829
141	ONEOK, Inc.	13,660
391	Ovintiv, Inc.	15,327
740	Phillips 66	90,147
433	Range Resources Corp.	13,003
22	Texas Pacific Land Corp.	25,652
60	Valero Energy Corp.	7,786
291	Williams Cos., Inc.	15,240
		639,966
	Passenger Airlines — 0.4%
1,677	Delta Air Lines, Inc.	95,958
	Personal Care Products — 0.3%
67	Estee Lauder Cos., Inc., Class A	4,619
3,485	Kenvue, Inc.	79,911
		84,530
	Pharmaceuticals — 1.3%
446	Bristol-Myers Squibb Co.	24,873
43	Eli Lilly & Co.	35,679
109	Jazz Pharmaceuticals PLC(a)	11,993
405	Johnson & Johnson	64,743
693	Merck & Co., Inc.	70,908
237	Novartis AG, ADR	25,691
485	Novo Nordisk AS, ADR	54,296
913	Pfizer, Inc.	25,838
718	Roche Holding AG, ADR	27,866
108	Zoetis, Inc.	19,308
		361,195
	Professional Services — 0.5%
32	Automatic Data Processing, Inc.	9,256
188	Equifax, Inc.	49,824
245	Exponent, Inc.	23,123
206	Korn Ferry	14,554
74	Leidos Holdings, Inc.	13,554
39	Paychex, Inc.	5,434
83	Paylocity Holding Corp.(a)	15,319
		131,064
	Real Estate Management & Development — 0.5%
822	CBRE Group, Inc., Class A(a)	107,657
103	Jones Lang LaSalle, Inc.(a)	27,909
		135,566
	Residential REITs — 0.0%
51	AvalonBay Communities, Inc.	11,302
	Retail REITs — 0.2%
1,485	Brixmor Property Group, Inc.	40,021
47	Simon Property Group, Inc.	7,948
		47,969
	Semiconductors & Semiconductor Equipment — 3.3%
103	Advanced Micro Devices, Inc.(a)	14,839
114	Analog Devices, Inc.	25,434

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
59	Applied Materials, Inc.	$10,713
609	ARM Holdings PLC, ADR(a)	86,052
238	Broadcom, Inc.	40,405
704	Intel Corp.	15,150
225	Lattice Semiconductor Corp.(a)	11,398
169	Micron Technology, Inc.	16,841
224	MKS Instruments, Inc.	22,250
3,805	NVIDIA Corp.	505,152
88	Onto Innovation, Inc.(a)	17,453
457	QUALCOMM, Inc.	74,386
81	Silicon Laboratories, Inc.(a)	8,413
140	Synaptics, Inc.(a)	9,614
129	Texas Instruments, Inc.	26,208
		884,308
	Software — 3.7%
27	Adobe, Inc.(a)	12,908
22	ANSYS, Inc.(a)	7,049
392	Autodesk, Inc.(a)	111,250
37	Cadence Design Systems, Inc.(a)	10,216
430	Dynatrace, Inc.(a)	23,134
19	Intuit, Inc.	11,596
96	Manhattan Associates, Inc.(a)	25,282
633	Microsoft Corp.	257,219
1,035	Oracle Corp.	173,714
24	Palo Alto Networks, Inc.(a)	8,648
54	PTC, Inc.(a)	10,008
83	Qualys, Inc.(a)	9,897
53	Roper Technologies, Inc.	28,500
613	Salesforce, Inc.	178,610
22	ServiceNow, Inc.(a)	20,526
71	SPS Commerce, Inc.(a)	11,715
23	Synopsys, Inc.(a)	11,813
23	Tyler Technologies, Inc.(a)	13,929
236	Workday, Inc., Class A(a)	55,189
		981,203
	Specialized REITs — 0.1%
42	American Tower Corp.	8,969
52	Crown Castle, Inc.	5,589
31	Digital Realty Trust, Inc.	5,525
10	Equinix, Inc.	9,081
150	Weyerhaeuser Co.	4,674
		33,838
	Specialty Retail — 0.8%
89	Abercrombie & Fitch Co., Class A(a)	11,729
49	Asbury Automotive Group, Inc.(a)	11,164
87	Burlington Stores, Inc.(a)	21,556
76	Dick's Sporting Goods, Inc.	14,877
160	Floor & Decor Holdings, Inc., Class A(a)	16,488
102	Home Depot, Inc.	40,162
48	Lithia Motors, Inc.	15,954
61	Lowe's Cos., Inc.	15,972
61	Ross Stores, Inc.	8,523
256	TJX Cos., Inc.	28,936
160	Williams-Sonoma, Inc.	21,461
		206,822
	Technology Hardware, Storage & Peripherals — 0.8%
782	Apple, Inc.	176,662
296	Hewlett Packard Enterprise Co.	5,769
180	HP, Inc.	6,394
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
76	NetApp, Inc.	$8,763
81	Western Digital Corp.(a)	5,290
		202,878
	Textiles, Apparel & Luxury Goods — 0.3%
92	Crocs, Inc.(a)	9,920
60	Deckers Outdoor Corp.(a)	9,653
140	PVH Corp.	13,784
37	Ralph Lauren Corp.	7,323
2,430	Under Armour, Inc., Class A(a)	20,777
765	VF Corp.	15,843
		77,300
	Trading Companies & Distributors — 0.1%
65	Watsco, Inc.	30,746
	Water Utilities — 0.1%
163	American States Water Co.	13,441
40	American Water Works Co., Inc.	5,524
341	Essential Utilities, Inc.	13,163
		32,128
	Total Common Stocks (Identified Cost $11,876,620)	14,297,295

Principal Amount
Bonds and Notes — 8.4%
	Apartment REITs — 0.0%
$12,000	Essex Portfolio LP, 3.000%, 1/15/2030	10,926
	Automotive — 0.2%
24,000	Cummins, Inc., 5.150%, 2/20/2034	24,432
20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,793
7,000	Lear Corp., 4.250%, 5/15/2029	6,759
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,568
		61,552
	Banking — 0.9%
14,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	13,453
22,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	21,222
25,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	23,701
19,000	Citigroup, Inc., 4.600%, 3/09/2026	18,943
16,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	15,904
21,000	KeyCorp, MTN, 2.550%, 10/01/2029	18,703
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,582
13,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	12,301
10,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	9,801
22,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	21,270
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,981
15,000	State Street Corp., 2.400%, 1/24/2030	13,385
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	10,171
21,000	Westpac Banking Corp., 2.350%, 2/19/2025	20,847
		236,264
	Brokerage — 0.1%
23,000	BlackRock, Inc., 2.400%, 4/30/2030	20,516
24,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	16,022
		36,538

Principal Amount	Description	Value (†)
	Building Materials — 0.2%
$17,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$15,881
27,000	Owens Corning, 3.950%, 8/15/2029	25,882
		41,763
	Chemicals — 0.1%
25,000	Ecolab, Inc., 2.125%, 2/01/2032	21,086
7,000	LYB International Finance BV, 5.250%, 7/15/2043	6,512
		27,598
	Consumer Products — 0.0%
14,000	Procter & Gamble Co., 3.000%, 3/25/2030	13,033
	Diversified Manufacturing — 0.1%
21,000	Eaton Corp., 4.150%, 3/15/2033	20,089
9,000	Emerson Electric Co., 2.000%, 12/21/2028	8,145
		28,234
	Electric — 0.4%
13,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	11,902
23,000	Entergy Corp., 0.900%, 9/15/2025	22,217
11,000	Exelon Corp., 4.050%, 4/15/2030	10,557
22,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	19,157
9,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	8,737
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,256
23,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	22,611
		98,437
	Environmental — 0.1%
12,000	Republic Services, Inc., 1.450%, 2/15/2031	9,837
11,000	Waste Management, Inc., 2.950%, 6/01/2041	8,214
		18,051
	Finance Companies — 0.1%
12,000	Ares Capital Corp., 3.250%, 7/15/2025	11,836
13,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	12,151
		23,987
	Food & Beverage — 0.3%
22,000	Coca-Cola Co., 1.450%, 6/01/2027	20,549
21,000	General Mills, Inc., 4.000%, 4/17/2025	20,916
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,043
20,000	PepsiCo, Inc., 2.750%, 3/19/2030	18,242
		68,750
	Government Owned - No Guarantee — 0.2%
18,000	Equinor ASA, 3.625%, 4/06/2040	14,874
34,000	Federal National Mortgage Association, 6.625%, 11/15/2030	38,152
		53,026
	Health Care REITs — 0.1%
25,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	24,621
12,000	Welltower OP LLC, 2.800%, 6/01/2031	10,595
		35,216
	Health Insurance — 0.1%
20,000	Elevance Health, Inc., 4.101%, 3/01/2028	19,615
16,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	16,895
		36,510
	Healthcare — 0.2%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,846
10,000	CVS Health Corp., 4.300%, 3/25/2028	9,749
8,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	7,990
11,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	10,669
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,042
		47,296
Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$22,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$21,854
14,000	Shell International Finance BV, 6.375%, 12/15/2038	15,594
		37,448
	Life Insurance — 0.2%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,185
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	16,648
14,000	MetLife, Inc., 5.375%, 7/15/2033	14,383
13,000	Prudential Financial, Inc., 3.935%, 12/07/2049	10,197
		45,413
	Media Entertainment — 0.0%
14,000	Netflix, Inc., 3.625%, 6/15/2025(b)	13,892
	Metals & Mining — 0.0%
11,000	Nucor Corp., 3.125%, 4/01/2032	9,771
	Midstream — 0.1%
15,000	Enbridge, Inc., 5.625%, 4/05/2034	15,253
	Mortgage Related — 2.1%
38,987	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	30,980
7,324	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	6,081
20,119	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	16,678
10,539	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	8,737
17,690	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	14,659
254	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	221
9,692	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	8,366
15,372	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	13,263
19,159	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	16,506
11,431	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	9,856
22,314	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	19,236
22,230	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	19,895
14,759	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	13,210
18,937	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	16,942
1,746	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,616
5,348	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	4,944
16,330	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	15,874
1,410	Federal National Mortgage Association, 2.000%, 9/01/2050	1,127
4,824	Federal National Mortgage Association, 2.000%, 7/01/2051	3,844
16,212	Federal National Mortgage Association, 2.000%, 8/01/2051	12,894
2,488	Federal National Mortgage Association, 2.000%, 10/01/2051	1,981
21,763	Federal National Mortgage Association, 2.000%, 3/01/2052	17,288
17,698	Federal National Mortgage Association, 2.000%, 4/01/2052	14,073
1,212	Federal National Mortgage Association, 2.500%, 8/01/2050	1,014
7,752	Federal National Mortgage Association, 2.500%, 2/01/2051	6,451
9,071	Federal National Mortgage Association, 2.500%, 8/01/2051	7,553
4,636	Federal National Mortgage Association, 2.500%, 9/01/2051	3,862
40,274	Federal National Mortgage Association, 2.500%, 2/01/2052	33,387
21,629	Federal National Mortgage Association, 2.500%, 4/01/2052	17,930
837	Federal National Mortgage Association, 3.000%, 4/01/2034	789

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,853	Federal National Mortgage Association, 3.000%, 12/01/2049	$1,614
2,100	Federal National Mortgage Association, 3.000%, 5/01/2050	1,829
9,702	Federal National Mortgage Association, 3.000%, 5/01/2051	8,417
10,211	Federal National Mortgage Association, 3.000%, 4/01/2052	8,811
25,908	Federal National Mortgage Association, 3.000%, 7/01/2052	22,339
273	Federal National Mortgage Association, 3.500%, 4/01/2049	247
1,399	Federal National Mortgage Association, 3.500%, 6/01/2049	1,267
479	Federal National Mortgage Association, 3.500%, 8/01/2049	433
6,590	Federal National Mortgage Association, 3.500%, 4/01/2052	5,897
22,968	Federal National Mortgage Association, 3.500%, 5/01/2052	20,551
108	Federal National Mortgage Association, 4.000%, 6/01/2049	101
343	Federal National Mortgage Association, 4.000%, 3/01/2050	321
7,054	Federal National Mortgage Association, 4.000%, 8/01/2052	6,520
13,189	Federal National Mortgage Association, 4.000%, 9/01/2052	12,197
16,790	Federal National Mortgage Association, 4.000%, 5/01/2053	15,519
396	Federal National Mortgage Association, 4.500%, 5/01/2049	381
101	Federal National Mortgage Association, 4.500%, 6/01/2049	97
9,086	Federal National Mortgage Association, 4.500%, 2/01/2053	8,635
4,593	Federal National Mortgage Association, 4.500%, 4/01/2053	4,362
18,907	Federal National Mortgage Association, 4.500%, 8/01/2053	17,956
20,254	Government National Mortgage Association, 3.000%, 6/20/2052	17,763
9,467	Government National Mortgage Association, 4.000%, 8/20/2053	8,815
10,343	Government National Mortgage Association, 5.000%, 7/20/2053	10,117
45,976	Government National Mortgage Association, 5.500%, 4/20/2053	45,833
		559,279
	Office REITs — 0.0%
9,000	Boston Properties LP, 2.750%, 10/01/2026	8,626
	Oil Field Services — 0.1%
11,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	10,589
10,000	Schlumberger Investment SA, 4.850%, 5/15/2033	9,885
		20,474
	Other REITs — 0.0%
14,000	Prologis LP, 1.250%, 10/15/2030	11,517
	Pharmaceuticals — 0.2%
24,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	20,704
8,000	Biogen, Inc., 2.250%, 5/01/2030	6,948
16,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	15,209
Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$10,000	Merck & Co., Inc., 1.450%, 6/24/2030	$8,431
17,000	Viatris, Inc., 3.850%, 6/22/2040	12,750
		64,042
	Property & Casualty Insurance — 0.1%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,627
17,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	14,767
		18,394
	Railroads — 0.1%
23,000	CSX Corp., 2.600%, 11/01/2026	22,181
	Restaurants — 0.1%
22,000	Starbucks Corp., 2.250%, 3/12/2030	19,381
	Retail REITs — 0.1%
7,000	Realty Income Corp., 2.700%, 2/15/2032	6,005
10,000	Realty Income Corp., 3.400%, 1/15/2028	9,635
		15,640
	Retailers — 0.2%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,674
25,000	TJX Cos., Inc., 1.150%, 5/15/2028	22,349
8,000	Walmart, Inc., 4.100%, 4/15/2033	7,736
		41,759
	Technology — 0.6%
19,000	Adobe, Inc., 2.300%, 2/01/2030	17,003
17,000	Apple, Inc., 2.500%, 2/09/2025	16,892
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,287
14,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	13,426
12,000	Intel Corp., 2.450%, 11/15/2029	10,560
22,000	International Business Machines Corp., 4.000%, 6/20/2042	18,357
10,000	NVIDIA Corp., 2.850%, 4/01/2030	9,216
17,000	Oracle Corp., 2.950%, 5/15/2025	16,822
22,000	QUALCOMM, Inc., 1.650%, 5/20/2032	17,652
13,000	QUALCOMM, Inc., 4.500%, 5/20/2052	11,328
21,000	Salesforce, Inc., 1.500%, 7/15/2028	18,936
11,000	Texas Instruments, Inc., 4.900%, 3/14/2033	11,123
		164,602
	Treasuries — 1.1%
39,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	19,596
22,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	16,167
20,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	14,197
53,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	40,148
60,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	47,095
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	22,258
38,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	28,994
17,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	16,578
85,000	U.S. Treasury Notes, 0.375%, 11/30/2025	81,483
		286,516
	Utility Other — 0.0%
11,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,045
	Wireless — 0.1%
19,000	Vodafone Group PLC, 6.150%, 2/27/2037	20,246
	Wirelines — 0.1%
7,000	AT&T, Inc., 3.650%, 6/01/2051	5,088
30,000	Verizon Communications, Inc., 2.650%, 11/20/2040	20,966
		26,054
	Total Bonds and Notes (Identified Cost $2,327,800)	2,246,714

Shares	Description	Value (†)
Exchange-Traded Funds — 6.9%
23,144	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,751,254)	$1,843,882

Mutual Funds — 10.9%
71,559	WCM Focused Emerging Markets Fund, Institutional Class	1,061,214
72,985	WCM Focused International Growth Fund, Institutional Class	1,847,991
	Total Mutual Funds (Identified Cost $2,875,992)	2,909,205

Affiliated Mutual Funds — 17.6%
100,135	Loomis Sayles Inflation Protected Securities Fund, Class N	964,300
71,552	Loomis Sayles Limited Term Government and Agency Fund, Class N	772,048
126,629	Mirova Global Green Bond Fund, Class N	1,106,735
147,622	Mirova International Sustainable Equity Fund, Class N	1,864,461
	Total Affiliated Mutual Funds (Identified Cost $4,838,317)	4,707,544

Principal Amount	Description	Value (†)
Short-Term Investments — 3.1%
$834,013	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $834,082 on 11/01/2024 collateralized by $839,500 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $851,591 including accrued interest(c) (Identified Cost $834,013)	$834,013
	Total Investments — 100.2% (Identified Cost $24,503,996)	26,838,653
	Other assets less liabilities — (0.2)%	(42,958)
	Net Assets — 100.0%	$26,795,695

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $42,187 or 0.2% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$770,601	$240,049	$44,403	$2	$(1,949)	$964,300	100,135	$25,393
Loomis Sayles Limited Term Government and Agency Fund, Class N	615,662	191,844	34,281	114	(1,291)	772,048	71,552	21,919
Mirova Global Green Bond Fund, Class N	885,516	238,180	47,350	2,075	28,314	1,106,735	126,629	—
Mirova International Sustainable Equity Fund, Class N	1,516,638	320,058	70,468	15,056	83,177	1,864,461	147,622	508
	$3,788,417	$990,131	$196,502	$17,247	$108,251	$4,707,544	445,938	$47,820

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,297,295	$ —	$ —	$14,297,295
Bonds and Notes(a)	—	2,246,714	—	2,246,714
Exchange-Traded Funds	1,843,882	—	—	1,843,882
Mutual Funds	2,909,205	—	—	2,909,205

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$4,707,544	$ —	$ —	$4,707,544
Short-Term Investments	—	834,013	—	834,013
Total Investments	$23,757,926	$3,080,727	$—	$26,838,653

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	78.1%
Fixed Income	19.0
Short-Term Investments	3.1
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%